Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Taxation
Schedule of income tax expense and income tax related to profit

	Thousands of Euros
	2024	2023 (*)	2022 (*)

Profit before income tax from continuing operations	443,996	207,021	338,013

Tax at 25%	110,999	51,755	84,503
Permanent differences	66,715	(66,322)	(30,796)
Effect of different tax rates	(49,120)	52,372	9,953
Tax credits (deductions)	(21,991)	(1,193)	3,667
Prior year income tax expense	16,698	2,132	12,685
Other income tax expenses/(income)	107,889	4,605	10,099
Income tax expense	231,190	43,349	90,111

Deferred tax	(75,067)	(140,095)	(15,138)
Current tax	306,257	183,444	105,249
Income tax expense	231,190	43,349	90,111

(*) Restated figures (Note 2.d)

Schedule of deferred tax assets and liabilities

	Thousands of Euros
	Tax effect
	31/12/2024	31/12/2023 (*)	31/12/2022

Assets
Provisions	31,444	29,663	20,511
Inventories	76,368	73,661	67,557
Tax credits (deductions)	26,681	76,603	33,921
Tax loss carryforwards	49,664	27,804	58,159
Fixed assets, amortisation and depreciation	78,348	61,479	—
Other	90,872	44,735	6,197
Subtotal, assets	353,377	313,945	186,345
Goodwill	(2,027)	(2,727)	(3,063)
Fixed assets, amortisation and depreciation	(9,677)	(4,155)	(16)
Intangible assets	—	—	(1,349)
Other	—	(6,734)	(6,994)
Subtotal, net liabilities	(11,704)	(13,616)	(11,422)
Deferred tax assets, net	341,673	300,329	174,923

Liabilities
Goodwill	(451,387)	(376,520)	(337,948)
Intangible assets	(678,833)	(658,099)	(669,316)
Fixed assets	(74,625)	(85,082)	(92,811)
Debt cancellation costs	(56,811)	(41,894)	(50,666)
Others	(6,300)	(53,503)	—
Subtotal, liabilities	(1,267,956)	(1,215,098)	(1,150,741)
Tax loss carryforwards	3,101	10,459	2,993
Tax credits (deductions)	18,259	68,104	14,578
Inventories	1,904	1,848	652
Provisions	123,880	105,656	70,206
Other	109,108	40,402	27,489
Subtotal, net assets	256,252	226,469	115,918
Net tax deferred Liabilities	(1,011,704)	(988,629)	(1,034,823)

(*) Restated figures (Note 2.d)

Schedule of movement in deferred tax assets and liabilities

	Thousands of Euros
Deferred tax assets and liabilities	31/12/2024	31/12/2023 (*)	31/12/2022
Balance at 1 January	(688,300)	(859,900)	(481,477)
Movements during the year	75,067	140,095	15,138
Business combination (note 3)	—	239	(361,051)
Translation differences	(56,798)	31,266	(32,510)
Balance at 31 December	(670,031)	(688,300)	(859,900)

(*) Restated figures (Note 2.d)